Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Total
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	$ 585,530		$ 449,380		$ 461,865
Contribution margin 1	153,896	[1]	110,940	[1]	118,153
Administrative expenses	82,187		58,631		60,257
Finance expenses	78,636		54,489		42,983
Other expenses	78,991		7,716		4,426
Income (loss) before tax	(85,918)		(9,896)		10,487
Total | NextGel [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	244,791		201,294		192,247
Contribution margin 1	66,679	[1]	52,679	[1]	59,590
Total | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	156,820		121,532		124,090
Contribution margin 1	51,431	[1]	43,926	[1]	46,885
Total | CAN [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	67,842		44,808		54,628
Contribution margin 1	18,767	[1]	9,197	[1]	9,625
Total | CASAND [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	68,242		40,094		42,332
Contribution margin 1	9,949	[1]	9,001	[1]	5,474
Total | Diabetrics [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	47,835		39,221		36,931
Contribution margin 1	6,981	[1]	6,294	[1]	5,426
Administrative expenses
Finance expenses
Other expenses
Total | Corporate [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue			2,431		11,637
Contribution margin 1	89	[1]	(10,157)	[1]	(8,847)
Administrative expenses	82,187		58,631		60,257
Finance expenses	78,636		54,489		42,983
Other expenses	78,991		7,716		4,426
Elimination of intersegment amounts [member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(175,788)		(117,913)		(137,074)
Contribution margin 1	(1,240)	[1]	10,745	[1]	(20,465)
Administrative expenses
Finance expenses
Other expenses
Income (loss) before tax	(1,240)		10,745		(20,465)
Elimination of intersegment amounts [member] | NextGel [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(123,964)		(95,315)		(94,958)
Contribution margin 1	(12,573)	[1]	(5,790)	[1]	(20,394)
Elimination of intersegment amounts [member] | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(1,493)		(6,637)		(3,978)
Contribution margin 1	490	[1]	(1,695)	[1]	(9,465)
Elimination of intersegment amounts [member] | CAN [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(16,905)		805		(4,949)
Contribution margin 1	(231)	[1]	6,324	[1]	7,377
Elimination of intersegment amounts [member] | CASAND [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(14,286)		(1,538)		(2,271)
Contribution margin 1	11,754	[1]	813	[1]	4,948
Elimination of intersegment amounts [member] | Diabetrics [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(19,140)		(16,432)		(14,703)
Contribution margin 1	(133)	[1]	(807)	[1]	(580)
Administrative expenses
Finance expenses
Other expenses
Elimination of intersegment amounts [member] | Corporate [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue			1,204		(16,215)
Contribution margin 1	(547)	[1]	11,900	[1]	(2,351)
Administrative expenses
Finance expenses
Other expenses
Unallocated amounts [member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	409,742		331,467		324,791
Contribution margin 1	152,656	[1]	121,685	[1]	97,688
Administrative expenses	82,187		58,631		60,257
Finance expenses	78,636		54,489		42,983
Other expenses	78,991		7,716		4,426
Income (loss) before tax	(87,158)		849		(9,978)
Unallocated amounts [member] | NextGel [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	120,827		105,979		97,289
Contribution margin 1	54,106	[1]	46,889	[1]	39,196
Unallocated amounts [member] | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	155,327		114,895		120,112
Contribution margin 1	51,921	[1]	42,231	[1]	37,420
Unallocated amounts [member] | CAN [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	50,937		45,613		49,679
Contribution margin 1	18,536	[1]	15,521	[1]	17,002
Unallocated amounts [member] | CASAND [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	53,956		38,556		40,061
Contribution margin 1	21,703	[1]	9,814	[1]	10,422
Unallocated amounts [member] | Diabetrics [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	28,695		22,789		22,228
Contribution margin 1	6,848	[1]	5,487	[1]	4,846
Administrative expenses
Finance expenses
Other expenses
Unallocated amounts [member] | Corporate [Member]
Segment Reporting (Details) - Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue			3,635		(4,578)
Contribution margin 1	(458)	[1]	1,743	[1]	(11,198)
Administrative expenses	82,187		58,631		60,257
Finance expenses	78,636		54,489		42,983
Other expenses	$ 78,991		$ 7,716		$ 4,426

[1]	Contribution margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.